Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	3,541,569	3,526,436
Series 2017-20E Class 1
05/01/2037	2.880%	315,129	314,070
Series 2017-20F Class 1
06/01/2037	2.810%	2,601,319	2,578,003
Series 2017-20G Class 1
07/01/2037	2.980%	2,301,789	2,304,376
Series 2017-20H Class 1
08/01/2037	2.750%	2,063,063	2,038,904
Series 2017-20I Class 1
09/01/2037	2.590%	3,141,830	3,114,089
Total Asset-Backed Securities — Agency (Cost $13,964,700)			13,875,878

Corporate Bonds & Notes 56.4%

Aerospace & Defense 3.2%
Arconic, Inc.
02/01/2037	5.950%	4,695,000	5,008,777
BAE Systems PLC(a)
02/15/2031	1.900%	14,330,000	12,486,653
Boeing Co. (The)
05/01/2034	3.600%	7,597,000	7,099,388
08/01/2059	3.950%	11,460,000	9,972,965
Northrop Grumman Corp.
06/01/2043	4.750%	735,000	828,311
10/15/2047	4.030%	6,765,000	7,114,154
United Technologies Corp.
06/01/2042	4.500%	9,820,000	10,809,967
11/01/2046	3.750%	3,860,000	3,816,526
Total			57,136,741
Automotive 0.2%
General Motors Co.
04/01/2048	5.400%	2,835,000	2,970,248
Banking 10.1%
Bank of America Corp.(b)
07/23/2031	1.898%	7,890,000	6,890,528
10/24/2031	1.922%	15,105,000	13,162,968
02/04/2033	2.972%	2,400,000	2,251,061
06/19/2041	2.676%	15,480,000	13,119,760
Subordinated
09/21/2036	2.482%	4,255,000	3,664,211
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(b)
06/03/2031	2.572%	15,573,000	14,249,390
01/25/2033	3.057%	10,172,000	9,520,932
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	28,960,000	25,734,611
HSBC Holdings PLC(b)
05/24/2032	2.804%	11,582,000	10,544,223
11/22/2032	2.871%	9,308,000	8,473,811
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	12,044,000	12,315,440
04/22/2052	3.328%	8,093,000	7,487,796
Morgan Stanley(b)
07/21/2032	2.239%	15,855,000	14,057,984
10/20/2032	2.511%	8,899,000	8,058,230
Wells Fargo & Co.(b)
03/02/2033	3.350%	17,004,000	16,533,906
04/30/2041	3.068%	12,984,000	11,702,171
Total			177,767,022
Cable and Satellite 2.6%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,315,000	4,411,061
12/01/2061	4.400%	2,712,000	2,369,193
06/30/2062	3.950%	14,775,000	11,995,667
04/01/2063	5.500%	7,170,000	7,232,000
Comcast Corp.
11/01/2052	4.049%	3,645,000	3,792,297
Comcast Corp.(a)
11/01/2056	2.937%	13,100,000	10,925,191
NBCUniversal Media LLC
01/15/2043	4.450%	5,552,000	5,983,393
Total			46,708,802
Construction Machinery 0.4%
Caterpillar, Inc.
09/19/2049	3.250%	2,755,000	2,673,348
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	3,853,194
Total			6,526,542
Diversified Manufacturing 1.2%
Carrier Global Corp.
04/05/2050	3.577%	9,245,000	8,458,988
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	8,599,000	9,271,811
Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%	2,920,000	2,808,492
Total			20,539,291
Electric 6.4%
AEP Texas, Inc.
01/15/2050	3.450%	12,460,000	11,102,374
AES Corp. (The)
01/15/2031	2.450%	4,830,000	4,330,156
CenterPoint Energy, Inc.
09/01/2049	3.700%	4,290,000	4,034,293
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	1,236,000	1,277,770
Dominion Energy, Inc.
08/15/2031	2.250%	7,221,000	6,509,363
Dominion Resources, Inc.
12/01/2044	4.700%	1,900,000	2,024,032
DTE Energy Co.
06/15/2029	3.400%	4,952,000	4,858,616
Duke Energy Corp.
06/15/2051	3.500%	10,723,000	9,775,129
Emera US Finance LP
06/15/2046	4.750%	3,340,000	3,493,107
Eversource Energy
08/15/2030	1.650%	6,764,000	5,826,226
01/15/2050	3.450%	4,737,000	4,326,853
Exelon Corp.(a)
03/15/2052	4.100%	8,365,000	8,516,120
Georgia Power Co.
03/15/2042	4.300%	18,565,000	18,771,892
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	1,380,000	1,285,315
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,410,000	9,853,783
PacifiCorp
02/15/2050	4.150%	1,526,000	1,596,638
Southern California Edison Co.
04/01/2047	4.000%	865,000	833,550
03/01/2048	4.125%	2,200,000	2,152,332
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,166,691
Xcel Energy, Inc.
12/01/2049	3.500%	11,550,000	10,712,195
Total			112,446,435
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.4%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	5,905,000	5,545,850
Waste Connections, Inc.
01/15/2052	2.950%	2,312,000	1,979,137
Total			7,524,987
Food and Beverage 2.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	2,788,000	3,097,691
Anheuser-Busch InBev Worldwide, Inc.
04/15/2058	4.750%	19,626,000	21,252,556
Bacardi Ltd.(a)
05/15/2038	5.150%	9,541,000	10,435,566
05/15/2048	5.300%	1,375,000	1,546,272
Coca-Cola Co. (The)
03/05/2051	3.000%	3,491,000	3,223,170
Kraft Heinz Foods Co.
06/01/2046	4.375%	4,202,000	4,166,720
Tyson Foods, Inc.
06/02/2047	4.550%	1,900,000	2,026,600
Total			45,748,575
Health Care 2.5%
Becton Dickinson and Co.
05/20/2050	3.794%	5,815,000	5,644,440
Cigna Corp.
12/15/2048	4.900%	4,859,000	5,470,266
03/15/2051	3.400%	5,986,000	5,410,819
CVS Health Corp.
07/20/2045	5.125%	10,305,000	11,661,319
03/25/2048	5.050%	1,510,000	1,710,878
HCA, Inc.
02/01/2025	5.375%	5,000	5,212
HCA, Inc.(a)
03/15/2052	4.625%	9,054,000	9,171,893
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,288,807
Thermo Fisher Scientific, Inc.
10/15/2041	2.800%	2,850,000	2,546,665
Total			44,910,299
Healthcare Insurance 1.8%
Aetna, Inc.
08/15/2047	3.875%	4,360,000	4,250,396
Anthem, Inc.
08/15/2044	4.650%	3,500,000	3,817,598

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
12/15/2029	4.625%	2,197,000	2,219,670
02/15/2030	3.375%	3,679,000	3,465,316
08/01/2031	2.625%	2,650,000	2,359,366
UnitedHealth Group, Inc.
08/15/2039	3.500%	3,760,000	3,736,887
05/15/2041	3.050%	12,313,000	11,479,334
Total			31,328,567
Independent Energy 0.5%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	3,049,907
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	3,130,415
Occidental Petroleum Corp.
04/15/2046	4.400%	528,000	501,544
08/15/2049	4.400%	2,437,000	2,300,439
Total			8,982,305
Integrated Energy 1.2%
BP Capital Markets America, Inc.
06/17/2041	3.060%	5,117,000	4,615,166
02/08/2061	3.379%	2,469,000	2,196,841
Cenovus Energy, Inc.
02/15/2052	3.750%	6,384,000	5,739,540
Shell International Finance BV
11/26/2041	2.875%	7,684,000	6,909,208
Total Capital International SA
06/29/2060	3.386%	1,315,000	1,216,532
Total			20,677,287
Life Insurance 2.3%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	3,770,000	4,209,246
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	6,405,000	5,660,675
Metropolitan Life Global Funding I(a)
01/07/2031	1.550%	7,105,000	6,129,793
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	5,359,000	5,176,230
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	9,583,000	8,669,584
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	710,000	788,650
05/15/2050	3.300%	8,870,000	7,861,536
Voya Financial, Inc.
06/15/2046	4.800%	2,005,000	2,205,355
Total			40,701,069
Media and Entertainment 2.1%
Magallanes, Inc.(a)
03/15/2062	5.391%	15,495,000	16,009,731
Netflix, Inc.(a)
11/15/2029	5.375%	10,080,000	10,927,067
Walt Disney Co. (The)
09/15/2044	4.750%	8,657,000	9,764,706
Total			36,701,504
Midstream 2.2%
Enterprise Products Operating LLC
01/31/2060	3.950%	7,625,000	7,110,451
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,384,529
Kinder Morgan, Inc.
02/15/2046	5.050%	8,890,000	9,429,454
MPLX LP
04/15/2048	4.700%	1,427,000	1,438,571
03/14/2052	4.950%	3,596,000	3,745,378
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	7,315,000	6,870,829
Western Gas Partners LP
08/15/2048	5.500%	1,530,000	1,514,745
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	8,271,057
Total			39,765,014
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,705,304
02/15/2044	4.800%	3,351,000	3,489,557
05/15/2047	4.375%	5,114,000	5,196,464
Sempra Energy
02/01/2048	4.000%	3,650,000	3,619,207
Total			14,010,532
Pharmaceuticals 2.9%
AbbVie, Inc.
11/06/2042	4.400%	5,075,000	5,379,537
06/15/2044	4.850%	8,291,000	9,194,892
11/21/2049	4.250%	3,939,000	4,110,070

Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
02/22/2062	4.400%	13,820,000	14,348,007
Bristol-Myers Squibb Co.
03/15/2062	3.900%	9,852,000	9,952,446
Gilead Sciences, Inc.
10/01/2040	2.600%	6,300,000	5,294,158
10/01/2050	2.800%	4,580,000	3,764,781
Total			52,043,891
Property & Casualty 1.2%
American International Group, Inc.
07/16/2044	4.500%	3,705,000	4,008,072
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	12,730,000	13,013,969
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	4,185,703
Total			21,207,744
Railroads 0.9%
Canadian Pacific Railway Co.
12/02/2051	3.100%	1,698,000	1,509,954
CSX Corp.
11/01/2046	3.800%	4,808,000	4,821,198
Norfolk Southern Corp.
08/15/2052	4.050%	4,725,000	4,924,198
Union Pacific Corp.
02/14/2072	3.850%	4,788,000	4,750,129
Total			16,005,479
Restaurants 0.3%
McDonald’s Corp.
09/01/2049	3.625%	5,450,000	5,214,234
Retailers 1.1%
Amazon.com, Inc.
05/12/2061	3.250%	7,000,000	6,564,887
Lowe’s Companies, Inc.
05/03/2047	4.050%	2,440,000	2,438,923
10/15/2050	3.000%	2,480,000	2,108,386
04/01/2062	4.450%	7,734,000	8,017,393
Total			19,129,589
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	820,000	871,576
Technology 4.1%
Apple, Inc.
02/09/2045	3.450%	8,715,000	8,646,577
08/05/2061	2.850%	1,428,000	1,234,537
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
11/15/2036	3.187%	9,372,000	8,235,435
Fidelity National Information Services, Inc.
03/01/2041	3.100%	1,670,000	1,449,032
Intel Corp.
08/12/2051	3.050%	8,795,000	7,823,447
International Business Machines Corp.
05/15/2040	2.850%	5,150,000	4,587,138
05/15/2050	2.950%	6,742,000	5,924,055
MSCI, Inc.(a)
11/01/2031	3.625%	5,850,000	5,504,682
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,255,000	1,221,315
02/15/2042	3.125%	3,530,000	3,048,445
Oracle Corp.
07/08/2034	4.300%	8,105,000	7,994,399
07/15/2046	4.000%	2,500,000	2,221,123
04/01/2050	3.600%	10,976,000	9,096,566
03/25/2061	4.100%	1,518,000	1,306,257
VeriSign, Inc.
06/15/2031	2.700%	3,740,000	3,429,275
Total			71,722,283
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	3,520,000	3,142,171
Transportation Services 0.3%
FedEx Corp.
11/15/2045	4.750%	4,060,000	4,326,533
04/01/2046	4.550%	220,000	231,208
Total			4,557,741
Wireless 1.4%
American Tower Corp.
01/15/2051	2.950%	3,735,000	2,947,688
Crown Castle International Corp.
01/15/2051	3.250%	1,340,000	1,127,671
Rogers Communications, Inc.
11/15/2049	3.700%	3,680,000	3,321,287
T-Mobile USA, Inc.
04/15/2029	3.375%	5,595,000	5,332,509
04/15/2050	4.500%	1,670,000	1,695,980
T-Mobile USA, Inc.(a)
10/15/2052	3.400%	6,206,000	5,301,217
11/15/2060	3.600%	2,720,000	2,314,886
Vodafone Group PLC
02/19/2043	4.375%	3,205,000	3,212,801
Total			25,254,039

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.5%
AT&T, Inc.
09/15/2055	3.550%	6,649,000	5,832,666
12/01/2057	3.800%	32,580,000	29,750,750
Telefonica Emisiones SAU
03/06/2048	4.895%	6,755,000	7,011,901
Verizon Communications, Inc.
03/22/2041	3.400%	7,916,000	7,450,126
03/22/2061	3.700%	12,293,000	11,531,764
Total			61,577,207
Total Corporate Bonds & Notes (Cost $1,071,936,832)			995,171,174

Foreign Government Obligations(d) 0.9%

Mexico 0.9%
Mexico Government International Bond
08/14/2041	4.280%	16,440,000	15,352,461
Total Foreign Government Obligations (Cost $16,502,173)			15,352,461

U.S. Treasury Obligations 37.0%

U.S. Treasury
02/15/2036	4.500%	37,500,000	47,437,500
05/15/2038	4.500%	30,000,000	38,475,000
02/15/2039	3.500%	49,000,000	56,105,000
08/15/2040	3.875%	10,000,000	11,937,500
02/15/2041	4.750%	8,000,000	10,638,750
05/15/2041	4.375%	25,383,000	32,240,376
05/15/2043	2.875%	17,600,000	18,199,500
08/15/2044	3.125%	16,500,000	17,817,422
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2044	3.000%	10,000,000	10,592,188
11/15/2045	3.000%	12,000,000	12,796,875
11/15/2047	2.750%	20,750,000	21,498,945
02/15/2048	3.000%	101,200,000	110,102,437
08/15/2049	2.250%	495,000	470,095
02/15/2050	2.000%	17,600,000	15,834,500
05/15/2050	1.250%	22,250,000	16,607,539
08/15/2050	1.375%	19,610,000	15,099,700
11/15/2050	1.625%	24,800,000	20,343,750
02/15/2051	1.875%	22,000,000	19,208,750
05/15/2051	2.375%	2,600,000	2,547,188
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	131,720,573
U.S. Treasury(f)
STRIPS
02/15/2040	0.000%	38,410,800	24,866,492
11/15/2041	0.000%	13,661,000	8,155,510
05/15/2043	0.000%	19,069,000	10,826,127
Total U.S. Treasury Obligations (Cost $625,158,844)			653,521,717

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(g),(h)	71,714,788	71,686,102
Total Money Market Funds (Cost $71,687,475)		71,686,102
Total Investments in Securities (Cost: $1,799,250,024)		1,749,607,332
Other Assets & Liabilities, Net		13,854,966
Net Assets		1,763,462,298

At March 31, 2022, securities and/or cash totaling $5,608,977 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,519	06/2022	USD	227,944,938	—	(6,467,793)
U.S. Ultra Treasury Bond	233	06/2022	USD	41,270,125	161,119	—
U.S. Ultra Treasury Bond	48	06/2022	USD	8,502,000	—	(306,369)
Total					161,119	(6,774,162)

Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(788)	06/2022	USD	(96,825,500)	1,948,198	—
U.S. Treasury 5-Year Note	(71)	06/2022	USD	(8,142,813)	—	(14,294)
U.S. Treasury Ultra 10-Year Note	(535)	06/2022	USD	(72,475,781)	2,327,804	—
Total					4,276,002	(14,294)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $155,157,055, which represents 8.80% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	40,772,963	128,684,245	(97,772,929)	1,823	71,686,102	(11,878)	21,672	71,714,788
Abbreviation Legend
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2022

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1QT7016_12_A01_(05/22)